Supplement


Dated July 17, 2000 to
Prospectus Dated February 28, 2000

Concert Investment Series

Government Fund ("Government Fund")

On July 17, 2000, the Board of Trustees of the Government Fund approved an agreement and plan of reorganization between the Government Fund and Smith Barney Government Securities Fund, a series of the Smith Barney Investment Funds Inc. ("Smith Barney Government Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Government Fund of the assets and substantially all of the liabilities of the Government Fund in exchange for shares of the Smith Barney Government Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Government Fund. Shareholders of the Government Fund on August 11, 2000 will receive a proxy statement and other materials relating to the proposed reorganization on or about August 21, 2000.


Municipal Bond Fund ("Municipal Fund")

On July 17, 2000, the Board of Trustees of the Municipal Fund approved an agreement and plan of reorganization between the Municipal Fund and Smith Barney Managed Municipals Fund Inc. ("Smith Barney Municipal Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Municipal Fund of the assets and substantially all of the liabilities of the Municipal Fund in exchange for shares of the Smith Barney Municipal Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Municipal Fund. Shareholders of the Municipal Fund on August 11, 2000 will receive a proxy statement and other materials relating to the proposed reorganization on or about August 21, 2000.

Mid Cap Fund ("Mid Cap Fund")

On July 17, 2000, the Board of Trustees of the Mid Cap Fund approved an agreement and plan of reorganization between the Mid Cap Fund and Smith Barney Mid Cap Blend Fund, a series of the Smith Barney Investment Trust ("Smith Barney Mid Cap Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Mid Cap Fund of the assets and substantially all of the liabilities of the Mid Cap Fund in exchange for shares of the Smith Barney Mid Cap Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Mid Cap Fund. Shareholders of the Mid Cap Fund on August 11, 2000, will receive a proxy statement and other materials relating to the proposed reorganization on or about August 21, 2000.


Small Cap Fund ("Small Cap Fund")

On July 17, 2000, the Board of Trustees of the Small Cap Fund approved an agreement and plan of reorganization between the Small Cap Fund and Smith Barney Small Cap Growth Fund, a series of the Smith Barney Investment Funds Inc. ("Smith Barney Small Cap Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Small Cap Fund of the assets and substantially all of the liabilities of the Small Cap Fund in exchange for shares of the Smith Barney Small Cap Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Small Cap Fund. Shareholders of the Small Cap Fund on August 11, 2000 will receive a proxy statement and other materials relating to the proposed reorganization on or about August 21, 2000.




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